File No. 333-23267

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

          The First Trust Special Situations Trust 193
               COMMUNICATIONS GROWTH TRUST SERIES
                  ENERGY GROWTH TRUST, SERIES 2
             INVESTMENT SERVICES GROWTH TRUST SERIES
                 OUTSOURCING GROWTH TRUST SERIES
                       SMALL-CAP 50 GROWTH
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  July 31, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES
                                637,750 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Communications Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by communication companies. At June 16, 2000, each Unit represented a 1/637,750 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At June 16, 2000, the Public Offering Price per Unit was $40.308 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        637,750
Fractional Undivided Interest in the Trust per Unit                  1/637,750
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $24,936,944
  Aggregate Value of Securities per Unit                               $39.101
  Income and Principal cash in the Portfolio                           $(1,052)
  Income and Principal cash per Unit                                    $(.002)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                $1.209
  Public Offering Price per Unit                                       $40.308
Redemption Price and Sponsor's Repurchase Price per Unit
  ($1.209 less than the Public Offering Price per Unit)                $39.099

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,513 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Communications Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 193, Communications Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Communications Growth Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $7,691,925)
  (Note 1)                                                       $26,872,785
Dividends receivable                                                  14,726
Cash                                                                  12,558
Unamortized deferred organization and offering costs                  11,252
                                                                 ___________
                                                                  26,911,321

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,646
                                                                  __________

Net assets, applicable to 674,203 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $7,691,925
  Net unrealized appreciation (Note 2)               19,180,860
  Distributable funds                                   424,966
  Less deferred sales charges paid (Note 3)           (389,076)
                                                     __________

                                                                 $26,908,675
                                                                 ===========

Net asset value per unit                                             $39.912
                                                                 ===========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


 Number of                                                           Market
   shares           Name of Issuer of Equity Securities              value

                    Computer Networking
    8,423           3COM Corporation                                  $468,529
    8,090           Cabletron Systems, Inc.                            237,142
   46,848(1)        Cisco Systems, Inc.                              3,621,959
                    Communications Equipment
   19,585(2)        ADC Telecommunications, Inc.                     1,055,142
    9,391           ADTRAN, Inc.                                       558,182
   30,444(3)        Lucent Technologies, Inc.                        1,849,473
    4,453           Motorola, Inc.                                     633,996
   15,612(2)(4)     Nortel Networks Corporation (formerly
                      Northern Telecom Limited)                      1,967,112
   12,940(2)        Tellabs, Inc.                                      815,013
                    Communications Services
   12,865           BellSouth Corporation                              604,655
    8,543           Compania de Telefonos de Chile S.A. (ADR)          194,353
   14,858           Cable & Wireless HKT Ltd. (ADR) (formerly
                      Hong Kong Telecommunications, Ltd. (ADR)         382,594
   17,273(5)        MCI WorldCom, Inc.                                 782,692
   35,759(2)        Qwest Communications, Inc.                       1,734,311
    3,848           Reuters Holdings plc (ADR)                         459,355
   22,289(6)        SBC Communications, Inc.                           936,138
   11,350(7)        Telefonica de Espana S.A. (ADR)                    846,994
   11,373(2)        Telefonos de Mexico S.A. (ADR)                     761,991
   58,358(8)        Vodafone Airtouch plc (ADR) (formerly
                      Vodafone Group plc)                            3,242,546
                    Wireless Communications
    7,204           Andrew Corporation                                 164,792
   16,033           LM Ericsson AB (ADR)                             1,504,104
   18,650(2)        Oy Nokia AB (ADR)                                4,051,712
                                                                   ___________

                    Total investments                              $26,872,785
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1) The number of shares reflects the effect of two two for one stock splits.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In May 1999, Ascend Communications, Inc. (Ascend), one of the Trust's original holdings, was acquired by Lucent Technologies, Inc., (Lucent), which was also one of the Trust's original holdings. Each shareholder of Ascend received 1.65 shares of Lucent for each share of Ascend held. Prior to the acquisition, Lucent had effected a two for one stock split.

(4) This equity security is a U.S. dollar denominated common stock of a Canadian company that trades directly on a United States national securities exchange.

(5)   The number of shares reflects the effect of a three for two stock split.

(6) In September 1999, Ameritech Corporation (Ameritech), one of the Trust's original holdings, was acquired by SBC Communications, Inc. (SBC), which was also one of the Trust's original holdings. Each shareholder of Ameritech received 1.316 shares of SBC for each share of Ameritech held.

(7) The number of shares reflects the effect of two 2% stock dividends and a three for one stock split.

(8)   In  June  1999,  Airtouch Communications, Inc. (Airtouch),  one  of  the
      Trust's original holdings, was acquired by Vodafone Group Plc. (Vodofone), which was also one of the Trust's original holdings. Each shareholder of Airtouch received .5 shares of Vodafone for each share of Airtouch held. Concurrently, the name of the combined company was changed to Vodafone Airtouch plc. Additionally, the company effected a five for one stock split subsequent to the acquisition.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                              April 16, 1997,
                                          Year ended March 31,  to March 31,
                                           2000        1999         1998


Dividends                                 $96,225     121,139       127,379

Expenses:
  Trustee's fees and related expenses     (10,768)    (16,569)       (9,698)
  Evaluator's fees                         (2,204)     (3,118)       (2,329)
  Supervisory fees                         (2,496)     (3,842)       (2,866)
  Administrative fees                        (684)       (997)         (828)
  Amortization of organization and
    offering costs                         (5,513)     (5,513)       (5,286)
                                      _____________________________________
  Total expenses                          (21,665)    (30,039)      (21,007)
                                      _____________________________________
    Investment income - net                74,560      91,100       106,372

Net gain (loss) on investments:
  Net realized gain (loss)              2,137,123   1,486,895        30,768
  Change in net unrealized
    appreciation or depreciation       10,896,918   5,123,608     3,160,334
                                      _____________________________________
                                       13,034,041   6,610,503     3,191,102
                                      _____________________________________
Net increase in net assets
  resulting from operations           $13,108,601   6,701,603     3,297,474
                                      =====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                              April 16, 1997,
                                          Year ended March 31,  to March 31,
                                           2000        1999         1998

Net increase in net assets resulting
    from operations:
  Investment income - net                 $74,560      91,100       106,372
  Net realized gain (loss) on
    investments                         2,137,123   1,486,895        30,768
  Change in net unrealized
    appreciation or depreciation
    on investments                     10,896,918   5,123,608     3,160,334
                                      _____________________________________
                                       13,108,601   6,701,603     3,297,474

Units issued (1,153,780 units net
  of deferred sales charges of
  $383,783 in 1998)                             -           -    13,696,033
Units redeemed (106,719 and
  387,980 units in 2000 and
  1999, respectively)                  (3,258,078) (6,447,729)            -

Distributions to unit holders:
  Investment income - net                 (75,565)   (106,470)     (39,227)
  Principal from investment
    transactions                         (112,389)          -            -
                                      _____________________________________
                                         (187,954)   (106,470)      (39,227)
                                      _____________________________________
Total increase (decrease) in net
  assets                                 9,662,569     147,404    16,954,280

Net assets:
  At the beginning of the period
    (representing 780,922, 1,168,902
    and 15,122 units outstanding at
    March 31, 1999 and 1998 and
    April 16, 1997, respectively)       17,246,106  17,098,702      144,422
                                      _____________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $424,966, $223,015
    and $451,173 at March 31, 2000,
    1999 and 1998, respectively)       $26,908,675  17,246,106   17,098,702
                                      =====================================

Trust units outstanding at the end
  of the period                            674,203     780,922    1,168,902


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $27,564, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                        $19,295,506
               Unrealized depreciation                           (114,646)
                                                              ___________

                                                              $19,180,860
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 31, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                      Year ended March 31,   April 16, 1997, to
                                      2000          1999       March 31, 1998

Dividend income                        $.131         .126            .156
Expenses                               (.030)       (.031)          (.026)
                                     ____________________________________
    Investment income - net             .101         .095            .130

Distributions to unit holders:
  Investment income - net              (.102)       (.105)          (.043)
  Principal from investment
    transactions                       (.157)           -               -

Net gain (loss) on investments        17.986        7.466           4.991
                                     ____________________________________
    Total increase (decrease)
    in net assets                     17.828        7.456           5.078

Net assets:
  Beginning of the period             22.084       14.628           9.550
                                     ____________________________________

  End of the period                  $39.912       22.084          14.628
                                     ====================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during the period (734,625, 958,961 and 817,472 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.057 per unit to 776,475 units on June 30, 1999, approximately $.045 per unit to 714,945 units on December 31, 1999, approximately $.066 per unit to 1,073,259 units on June 30, 1998, approximately $.039 per unit to 893,103 units on December 31, 1998, approximately $.011 per unit to 376,182 units on June 30, 1997 and approximately $.032 per unit to 1,095,111 units on December 31, 1997. Distributions to unit holders of Principal from investment transactions reflect the Trust's actual distribution of approximately $.157 per unit to 714,945 units on December 31, 1999. The Net gain (loss) on investments per unit during the period ended March 31, 1998 includes the effects of changes arising from issuance of 1,153,780 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,102 units ($9.550 per unit) on April 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                      COMMUNICATIONS GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2
                                753,510 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Energy Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by energy companies. At June 16, 2000, each Unit represented a 1/753,510 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At June 16, 2000, the Public Offering Price per Unit was $14.739 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        753,510
Fractional Undivided Interest in the Trust per Unit                  1/753,510
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $10,781,607
  Aggregate Value of Securities per Unit                               $14.309
  Income and Principal cash (overdraft) in the Portfolio               $(9,518)
  Income and Principal cash (overdraft) per Unit                        $(.013)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.443
  Public Offering Price per Unit                                       $14.739
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.443 less than the Public Offering Price per Unit)                 $14.296

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $5,106 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Energy Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 193, Energy Growth Trust, Series 2 as of March 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Energy Growth Trust, Series 2 at March 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $9,333,892)
  (Note 1)                                                       $11,022,246
Dividends receivable                                                   3,259
Cash                                                                  23,640
Unamortized deferred organization and offering costs                  10,421
Receivable from investment transactions                               77,266
                                                                 ___________
                                                                  11,136,832

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    4,123
Unit redemptions payable                                              77,165
                                                                  __________
                                                                      81,288
                                                                  __________


Net assets, applicable to 820,633 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $9,333,892
  Net unrealized appreciation (Note 2)                1,688,354
  Distributable funds                                   719,849
  Less deferred sales charges paid (Note 3)            (686,551)
                                                    ___________

                                                                 $11,055,544
                                                                 ===========

Net asset value per unit                                             $13.472
                                                                 ===========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Natural Gas
      6,185 (1)     El Paso Energy Corporation                        $249,719
     16,616 (2)     Enron Corporation                                1,244,123
                    Oil and Gas, Production
     10,050         Apache Corporation                                 499,988
      8,871         Nuevo Energy Company                               190,726
                    Oilfield Services and Equipment
     13,566         BJ Services Company                              1,002,188
     23,268         Baker Hughes, Inc.                                 703,857
     15,252         Global Marine, Inc.                                387,020
     20,396         Input/Output, Inc.                                 124,925
     15,951         Nabors Industries, Inc.                            619,106
     33,795         R&B Falcon Corporation                             665,356
     15,595         Rowan Companies, Inc.                              459,086
      6,141         Schlumberger, Ltd.                                 469,787
      6,717         Tidewater, Inc.                                    213,688
     10,468         Transocean Offshore, Inc.                          537,144
                    Oils, Integrated
     10,167 (2)     BP Amoco Plc (ADR)                                 539,492
      4,987         Chevron Corporation                                460,988
     12,891 (3)     Exxon Mobil Corporation (formerly
                      Exxon Corporation)                             1,003,087
     22,085 (4)     Repsol S.A. (ADR)                                  470,698
      7,388 (5)     Royal Dutch Petroleum Company                      425,276
      6,159         Texaco, Inc.                                       330,276
     11,992         YPF Socied Anonima (ADR)                           425,716
                                                                   ___________

                    Total investments                              $11,022,246
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1) In October 1999, Sonat Inc. (Sonat) one of the Trust's original holdings, was acquired by El Paso Energy Corporation (El Paso). Each shareholder of Sonat received one share of El Paso for each share of Sonat held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In November 1999, Mobil Corporation (Mobil), one of the Trust's original holdings, was acquired by Exxon Corporation (Exxon), which was also one of the Trust's original holdings. Each shareholder of Mobil received
      1.320 shares of Exxon for each share of Mobil held. Concurrently, the name of the company was changed to Exxon Mobil Corporation.

(4)   The number of shares reflects the effect of a three for one stock split.

(5)   This  equity  security is a U.S. dollar denominated common  stock  of  a
      Dutch   company  that  trades  directly  on  a  United  States  national securities exchange.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                              April 16, 1997,
                                       Year ended March 31,     to March 31,
                                        2000         1999           1998

Dividends                               $166,038      229,206       215,192

Expenses:
  Trustee's fees and related expenses    (16,601)     (27,961)      (14,975)
  Evaluator's fees                        (3,027)      (5,018)       (4,072)
  Supervisory fees                        (3,858)      (6,286)       (4,982)
  Administrative fees                     (1,066)      (1,791)       (1,437)
  Amortization of organization
    and offering costs                    (5,106)      (5,106)       (4,896)
                                      _____________________________________
  Total expenses                         (29,658)     (46,162)      (30,362)
                                      _____________________________________
    Investment income - net              136,380      183,044       184,830

Net gain (loss) on investments:
  Net realized gain (loss)              (232,986)    (841,060)      136,207
  Change in net unrealized
    appreciation or depreciation       4,972,662   (4,163,314)      879,006
                                      _____________________________________
                                       4,739,676   (5,004,374)    1,015,213
                                      _____________________________________
Net increase (decrease) in net
  assets resulting from operations    $4,876,056   (4,821,330)    1,200,043
                                      =====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                        Year ended March 31,     to March 31,
                                         2000          1999          1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                 $136,380      183,044      184,830
  Net realized gain (loss) on
    investments                           (232,986)    (841,060)     136,207
  Change in net unrealized appreciation
    or depreciation on investments       4,972,662   (4,163,314)     879,006
                                        ____________________________________
                                         4,876,056   (4,821,330)   1,200,043

Units issued (1,946,473 units in 1998,
  net of deferred sales charges
  of $681,265)                                   -            -   23,252,241

Units redeemed (471,830, 505,639 and
  163,453 units in 2000, 1999 and
  1998, respectively)                   (5,129,963)  (4,765,261)  (2,015,519)

Distributions to unit holders:
  Investment income - net                 (143,008)    (179,751)    (117,958)
  Principal from investment
    transactions                                 -   (1,244,230)           -
                                        ____________________________________
                                          (143,008)  (1,423,981)    (117,958)
                                        ____________________________________
Total increase (decrease) in net assets   (396,915) (11,010,572)  22,318,807

Net assets:
  At the beginning of the period
    (representing 1,292,463, 1,798,102
    and 15,102 units outstanding at
    March 31, 1999 and 1998 and
    April 16, 1997 respectively)        11,452,459   22,463,031      144,224
                                        ____________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $719,849, $735,944
    and $749,668 at March 31, 2000,
    1999 and 1998, respectively)       $11,055,544   11,452,459   22,463,031
                                       =====================================

Trust units outstanding at the end
  of the period                            820,633    1,292,463    1,798,102


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $25,529, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $2,733,779
               Unrealized depreciation                         (1,045,425)
                                                               __________

                                                               $1,688,354
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 31, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                        Year ended March 31, April 16, 1997, to
                                         2000          1999    March 31, 1998

Dividend income                          $.151         .146          .152
Expenses                                 (.027)       (.029)        (.021)
                                       __________________________________
    Investment income - net               .124         .117          .131

Distributions to unit holders:
  Investment income - net                (.127)       (.114)        (.082)
  Principal from investment
   transactions                              -        (.853)            -

Net gain (loss) on investments           4.614       (2.782)        2.894
                                       __________________________________
    Total increase (decrease) in net
      assets                             4.611       (3.632)        2.943

Net assets:
  Beginning of the period                8.861       12.493         9.550
                                       __________________________________

  End of the period                    $13.472       $8.861        12.493
                                       ==================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,102,288, 1,564,994 and 1,413,168 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.059 per unit to 1,224,643 units on June 30, 1999, approximately $.068 per unit to 1,045,638 units on December 31, 1999, approximately $.056 per unit to 1,694,621 units on June 30, 1998, approximately $.058 per unit to 1,459,387 units on December 31, 1998, approximately $.030 per unit to 611,833 units on June 30, 1997 and approximately $.052 per unit to 1,921,634 units on December 31, 1997. Distributions to unit holders of principal from investment transactions reflects the Trust's distribution of approximately $.853 per unit to 1,459,387 units on December 31, 1998. The Net gain (loss) on investments per unit during the period ended March 31, 1998 includes the effects of changes arising from issuance of 1,946,473 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,102 units ($9.550 per unit) on April 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        ENERGY GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES
                                709,600 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Investment Services Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by brokerage and investment services companies. At June 16, 2000, each Unit represented a 1/709,600 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At June 16, 2000, the Public Offering Price per Unit was $22.865 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        709,600
Fractional Undivided Interest in the Trust per Unit                  1/709,600
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $15,746,504
  Aggregate Value of Securities per Unit                               $22.191
  Income and Principal cash (overdraft) in the Portfolio               $(8,635)
  Income and Principal cash (overdraft) per Unit                        $(.012)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.686
  Public Offering Price per Unit                                       $22.865
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.686 less than the Public Offering Price per Unit)                 $22.179

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $6,306 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Investment Services Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 193, Investment Services Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Investment Services Growth Trust Series at
March 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $8,726,493)
  (Note 1)                                                       $17,035,021
Dividends receivable                                                  19,840
Cash                                                                  41,382
Receivable from investment transactions                               29,914
Unamortized deferred organization and offering costs                  12,870
                                                                 ___________
                                                                  17,139,027

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,417
Unit redemptions payable                                              29,731
                                                                  __________
                                                                      33,148
                                                                  __________

Net assets, applicable to 738,542 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $8,726,493
  Net unrealized appreciation (Note 2)                8,308,528
  Distributable funds                                   754,201
  Less deferred sales charges paid (Note 3)            (683,343)
                                                    ___________

                                                                 $17,105,879
                                                                 ===========

Net asset value per unit                                             $23.162
                                                                 ===========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

     22,731         Advest Group, Inc.                                $431,889
     11,544 (1)     Bear Stearns Companies, Inc.                       526,695
     13,749 (2)     CitiGroup, Inc.                                    815,494
      8,479         Dain Rauscher Corporation                          559,088
     15,623         Donaldson Lufkin & Jenrette, Inc.                  808,490
     27,099         Eaton Vance Corp.                                1,163,577
     12,911         A.G. Edwards, Inc.                                 516,440
     18,595 (3)     Fahnestock Viner Holdings, Inc.                    312,638
     22,094 (4)     First Union Corporation                            823,001
     16,064         Fleet Boston Financial Corporation (formerly
                      Fleet Financial Group)                           586,336
     10,856         Franklin Resources, Inc.                           363,003
     13,687 (5)     Investment Technology Group, Inc.                  482,467
     13,757 (5)     Jefferies Group, Inc.                              314,692
     17,317         KeyCorp                                            329,023
     17,429         Legg Mason, Inc.                                   753,804
      9,360         Lehman Brothers Holdings, Inc.                     907,920
      6,834         Merrill Lynch & Company, Inc.                      717,570
     26,497         Morgan Keegan, Inc.                                463,698
     16,564 (6)     Morgan Stanley, Dean Witter,
                      and Company                                    1,351,010
     14,237         Paine Webber Group Inc.                            626,428
     15,186         T. Rowe Price Associates                           599,847
     20,796         Raymond James Financial, Inc.                      431,517
     39,889 (6)     Charles Schwab Corporation                       2,266,214
     20,335 (7)     Southwest Securities Group, Inc.                   884,180
                                                                   ___________

                    Total investments                              $17,035,021
                                                                   ===========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a 5% stock dividend.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) This equity security is a U.S. dollar denominated common stock of a Canadian company that trades directly on a United States national securities exchange.

(4) In September 1999, EVEREN Capital Corporation (EVEREN), one of the Trust's original holdings, was acquired by First Union Corporation (First Union). Each shareholder of EVEREN received .8286 shares of First Union for each share of EVEREN held.

(5) In April 1999, Jefferies Group, Inc. (Jefferies), one of the Trust's original holdings, spun off Investment Technology Group, Inc. (Investment Technology). Each shareholder of Jefferies received one share of Investment Technology for each share of Jefferies held.

(6)   The number of shares reflects the effect of a two for one stock split.

(7)   The number of shares reflects the effect of a 10% stock dividend.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                              April 16, 1997,
                                       Year ended March 31,     to March 31,
                                         2000        1999           1998

Dividends                               $210,437      225,127       237,388

Expenses:
  Trustee's fees and related expenses    (13,677)     (29,699)      (15,692)
  Evaluator's fees                        (2,395)      (4,175)       (4,356)
  Supervisory fees                        (3,053)      (4,270)       (5,291)
  Administrative fees                       (855)      (1,220)       (1,544)
  Amortization of organization and
    offering costs                        (6,306)      (6,306)       (6,047)
                                      _____________________________________
  Total expenses                         (26,286)     (45,670)      (32,930)
                                      _____________________________________
    Investment income - net              184,151      179,457       204,458

Net gain (loss) on investments:
  Net realized gain (loss)             2,748,042    2,105,548     3,249,064
  Change in net unrealized
    appreciation or depreciation       1,171,169  (1,889,039)     9,026,398
                                      _____________________________________
                                       3,919,211      216,509    12,275,462
                                      _____________________________________
Net increase in net assets resulting
  from operations                     $4,103,362      395,966    12,479,920
                                      =====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                        Year ended March 31,     to March 31,
                                          2000         1999         1998

Net increase in net assets resulting
    from operations:
  Investment income - net                 $184,151      179,457      204,458
  Net realized gain (loss) on
    investments                          2,748,042    2,105,548    3,249,064
  Change in net unrealized appreciation
    or depreciation on investments       1,171,169   (1,889,039)   9,026,398
                                      ______________________________________
                                         4,103,362      395,966   12,479,920

Units issued (1,937,398 units in 1998,
  net of deferred sales charges of
  $678,089)                                      -            -   22,974,287

Unit redemptions (290,249, 415,528
  and 508,089 units in 2000, 1999
  and 1998, respectively)               (5,883,881)  (7,324,683)  (8,429,673)

Distributions to unit holders:
  Investment income - net                 (170,122)    (169,360)    (107,249)
  Principal from investment
    transactions                          (906,036)           -            -
                                      ______________________________________
                                        (1,076,158)    (169,360)    (107,249)
                                      ______________________________________
Total increase (decrease) in net
  assets                                (2,856,677)  (7,098,077)  26,917,285

Net assets:
  At the beginning of the period
    (representing 1,028,791,
    1,444,319 and 15,010 units
    outstanding at March 31, 1999
    and 1998 and April 16, 1997,
    respectively)                       19,962,556   27,060,633      143,348
                                      ______________________________________
  At the end of the period
    (including distributable funds
    applicable to Trust units of
    $754,201, $609,430 and $764,155
    at March 31, 2000, 1999 and
    1998, respectively)                $17,105,879   19,962,556   27,060,633
                                      ======================================

Trust units outstanding at the end of
  the period                               738,542    1,028,791    1,444,319

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $31,529, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $8,389,511
               Unrealized depreciation                            (80,983)
                                                               __________

                                                               $8,308,528
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 31, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                        Year ended March 31, April 16, 1997, to
                                         2000          1999    March 31, 1998

Dividend income                          $.241         .184          .160
Expenses                                 (.030)       (.037)        (.022)
                                       __________________________________
    Investment income - net               .211         .147          .138

Distributions to unit holders:
  Investment income - net                (.197)       (.138)        (.066)
  Principal from investment
    transactions                        (1.194)          -              -

Net gain (loss) on investments           4.938         .659         9.114
                                       __________________________________
    Total increase (decrease) in net
      assets                             3.758         .668         9.186

Net assets:
  Beginning of the period               19.404       18.736         9.550
                                       __________________________________
  End of the period                    $23.162       19.404        18.736
                                       ==================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (872,350, 1,220,131 and 1,478,374 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.088 per unit to 955,330 units on June 30, 1999, approximately $.109 per unit to 790,954 units on December 31, 1999, approximately $.063 per unit to 1,334,025 units on June 30, 1998, approximately $.075 per unit to 1,146,745 units on December 31, 1998, approximately $.013 per unit to 998,674 units on June 30, 1997 and approximately $.053 per unit to 1,789,636 units on December 31, 1997. Distributions to unit holders of Principal from Investment transactions reflects the Trust's distribution of approximately $1.194 per unit to 758,824 units on March 31, 2000. The Net gain (loss) on investments per unit during the period ended March 31, 1998 includes the effects of changes arising from issuance of 1,937,398 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,010 units ($9.550 per unit) on April 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                   INVESTMENT SERVICES GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES
                                 39,883 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Outsourcing Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies involved in providing business services, electronics manufacturing, information services and staffing. At June 16, 2000, each Unit represented a 1/39,883 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At June 16, 2000, the Public Offering Price per Unit was $18.821 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                         39,883
Fractional Undivided Interest in the Trust per Unit                   1/39,883
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                      $730,999
  Aggregate Value of Securities per Unit                               $18.329
  Income and Principal cash (overdraft) in the Portfolio               $(3,006)
  Income and Principal cash (overdraft) per Unit                        $(.075)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.567
  Public Offering Price per Unit                                       $18.821
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.567 less than the Public Offering Price per Unit)                 $18.254

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $1,400 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Outsourcing Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 193, Outsourcing Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Outsourcing Growth Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $493,968)
  (Note 1)                                                          $802,874
Dividends receivable                                                     101
Unamortized deferred organization and offering costs                   2,858
Receivable from investment transactions                                5,837
                                                                  __________
                                                                     811,670

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      220
Cash overdraft                                                         2,896
Unit redemptions payable                                               5,834
                                                                   _________
                                                                       8,950
                                                                   _________

Net assets, applicable to 45,216 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                        $493,968
  Net unrealized appreciation (Note 2)                  308,906
  Distributable funds                                    53,771
  Lews deferred sales charges paid (Note 3)             (53,925)
                                                       ________

                                                                    $802,720
                                                                  ==========

Net asset value per unit                                             $17.753
                                                                  ==========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Business Services
        771         APAC Teleservices, Inc.                             $6,698
        612         Catalina Marketing Corporation                      61,965
        982         Central Parking Corporation                         19,640
        905         UniFirst Corporation                                10,181
                    Electronics Manufacturing
      1,304 (1)     SCI Systems, Inc.                                   70,172
      1,355 (1)     Sanmina Corporation                                 91,548
      2,779 (1)     Solectron Corporation                              111,335
                    Information Services
      1,049         Analysts International Corporation                  10,359
        842         Automatic Data Processing, Inc. (ADP)               40,626
         40 (1)     Choicepoint, Inc.                                    1,495
        456         Electronic Data Systems Corporation                 29,270
        663         Equifax, Inc.                                       16,741
        499         Fair Isaac & Company, Inc.                          19,399
        540         First Data Corporation                              23,895
        918         Keane, Inc.                                         23,180
      1,128 (2)     Paychex, Inc.                                       59,079
        793         SunGard Data Systems, Inc.                          29,936
                    Staffing
        462         CDI Corporation                                      8,778
        723         Robert Half International, Inc.                     34,298
      1,667 (3)     Interim Services, Inc.                              30,944
        490         Manpower, Inc.                                      17,395
        990         Modis Professional Corp.                            12,251
      1,330         On Assignment, Inc.                                 59,850
      1,527         Romac International, Inc.                           13,839
                                                                      ________

                    Total investments                                 $802,874
                                                                      ========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) In July 1999, Norrell Corporation (Norrell), one of the Trust's original holdings, was acquired by Interim Services Inc. (Interim), which was also one of the Trust's original holdings. Each shareholder of Norrell received .90 share of Interim for each share of Norrell held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                          Year ended March 31,   to March 31,
                                           2000          1999       1998

Dividends                                   $2,283        4,416        4,736

Expenses:
  Trustee's fees and related expenses       (1,259)      (2,572)      (1,279)
  Evaluator's fees                            (181)        (387)        (370)
  Supervisory fees                            (197)        (486)        (446)
  Administrative fees                          (66)        (113)        (154)
  Amortization of organization and
    offering costs                          (1,400)      (1,400)      (1,342)
                                          __________________________________
  Total expenses                            (3,103)      (4,958)      (3,591)
                                          __________________________________
    Investment income (loss) - net            (820)        (542)       1,145

Net gain (loss) on investments:
  Net realized gain (loss)                 131,751      217,759       14,269
  Change in net unrealized appreciation
    or depreciation                        142,618    (492,804)      659,092
                                          __________________________________
                                           274,369    (275,045)      673,361
                                          __________________________________
Net increase (decrease) in net assets
  resulting from operations               $273,549    (275,587)      674,506
                                          ==================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                            Year ended March 31, to March 31,
                                              2000       1999       1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net               $(820)       (542)       1,145
  Net realized gain (loss) on investments    131,751     217,759       14,269
  Change in net unrealized appreciation
    or depreciation on investments           142,618   (492,804)      659,092
                                           __________________________________
                                             273,549   (275,587)      674,506

Units issued (139,124 units in 1998, net of
  deferred sales charges of $48,694)               -           -    1,605,324

Units redeemed (34,775 and 74,079 units in
  2000 and 1999, respectively)              (511,349) (1,077,413)           -

Distributions to unit holders:
  Investment income - net                          -           -         (209)
  Principal from investment transactions     (28,838)          -           -
                                           __________________________________
                                             (28,838)          -         (209)
                                           __________________________________
Total increase (decrease) in net assets     (266,638) (1,353,000)   2,279,621

Net assets:
  At the beginning of the period
  (representing 79,991, 154,070 and
  14,946 units outstanding at
    March 31, 1999 and 1998 and April 16,
    1997, respectively)                    1,069,358   2,422,358      142,737
                                           __________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $53,771, $51,171 and
    $54,158 at March 31, 2000, 1999
    and 1998, respectively)                 $802,720   1,069,358    2,422,358
                                            =================================

Trust units outstanding at the end of
  the period                                  45,216      79,991      154,070



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $7,000, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                           $384,361
               Unrealized depreciation                            (75,455)
                                                                 ________

                                                                 $308,906
                                                                 ========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 31, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                        Year ended March 31, April 16, 1997, to
                                         2000          1999    March 31, 1998

Dividend income                          $.040         .038           .037
Expenses                                 (.055)       (.043)         (.028)
                                       ___________________________________
    Investment income (loss) - net       (.015)       (.005)          .009

Distributions to unit holders:
  Investment income - net                    -            -          (.002)
  Principal from investment
   transactions                          (.588)           -              -

Net gain (loss) on investments           4.988       (2.349)         6.165
                                       ___________________________________
    Total increase (decrease) in
      net assets                         4.385       (2.354)         6.172

Net assets:
  Beginning of the period               13.368       15.722          9.550
                                       ___________________________________

  End of the period                    $17.753       13.368         15.722
                                       ===================================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (56,174, 114,826 and 129,135 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distribution of approximately $.022 per unit to 89,848 units on June 30, 1997. Distributions to unit holders of Principal from investment transactions reflects the Trust's distribution of approximately $.588 per unit to 49,086 units on December 31, 1999. The Net gain (loss) on investments per unit during the period ended March 31, 1998 includes the effects of changes arising from issuance of 139,124 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,946 units ($9.550 per unit) on April 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                       OUTSOURCING GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES
                                415,309 UNITS


PROSPECTUS
Part One
Dated July 26, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Small-Cap Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, at the Initial Date of Deposit, were considered to be small-capitalization ("small-cap") companies. At June 16, 2000, each Unit represented a 1/415,309 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) excluding income and principal cash. At June 16, 2000, the Public Offering Price per Unit was $12.843 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES
             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        415,309
Fractional Undivided Interest in the Trust per Unit                  1/415,309
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $5,183,910
  Aggregate Value of Securities per Unit                               $12.482
  Income and Principal cash (overdraft) in the Portfolio              $(10,302)
  Income and Principal cash (overdraft) per Unit                        $(.025)
  Sales Charge 3.093% (3.0% of Public Offering Price,
    excluding income and principal cash)                                 $.386
  Public Offering Price per Unit                                       $12.843
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.386 less than the Public Offering Price per Unit)                 $12.457

Date Trust Established                                          April 16, 1997
Mandatory Termination Date                                      April 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $4,326 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 193,
Small-Cap Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 193, Small-Cap Growth Trust Series as of March 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 193, Small-Cap Growth Trust Series at March 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, April 16, 1997, to March 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
July 9, 2000

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                March 31, 2000


                                    ASSETS

Securities, at market value (cost, $4,420,586)
  (Note 1)                                                        $5,426,907
Dividends receivable                                                     152
Unamortized deferred organization and offering costs                   7,829
Receivable from investment transactions                               63,489
Cash                                                                 164,080
                                                                 ___________
                                                                   5,662,457

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,129
Unit redemptions payable                                              64,129
                                                                  __________
                                                                      66,258
                                                                  __________


Net assets, applicable to 432,577 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $4,420,586
  Net unrealized appreciation (Note 2)                1,006,321
  Distributable funds                                   794,139
  Less deferred sales charges paid (note 3)            (624,847)
                                                    ___________

                                                                  $5,596,199
                                                                 ===========

Net asset value per unit                                             $12.937
                                                                 ===========



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                March 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      2,960         Belden Wire, Inc.                                   81,400
      7,704         Benchmark Electronics, Inc.                        285,048
      9,149         Billing Information Concepts                        64,327
     10,098         Cavalier Homes, Inc.                                29,032
      8,108         Day Runner, Inc.                                    14,951
      2,851         ENCAD, Inc.                                         15,681
      5,988         Express Scripts, Inc.                              251,496
      3,050         Fair Isaac & Company, Inc.                         118,569
      9,287         Fresh America Corporation                           34,538
     11,623         Gentex Corporation                                 430,783
     10,757 (1)     Jack Henry & Associates                            396,664
      3,984         Innovex, Inc.                                       38,968
      4,761         Integrated Health Services, Inc.                     1,238
      6,609         MICROS Systems, Inc.                               415,957
      5,541         Mueller Industries, Inc.                           168,308
      6,729         NCI Building Systems, Inc.                         126,593
      6,368         Nova Corporation (Georgia)                         185,468
      3,047         Nuevo Energy Company                                65,510
      3,927         OM Group, Inc.                                     178,678
      8,566         Outback Steakhouse, Inc.                           274,652
      2,947         Radian Group, Inc. (formerly CMAC
                      Investment Corporation)                          140,351
      5,227         Roper Industries, Inc.                             177,394
      3,541         SPSS, Inc.                                         112,427
      7,417 (2)     Solectron Corporation                              297,147
     13,036         Sovereign Bancorp, Inc.                             98,591
      4,534         Speedway Motorsports, Inc.                         113,069
      6,398         Sport-Haley, Inc.                                   31,990
      4,127 (3)     Supervalu, Inc.                                     78,157
      6,232         Total Renal Care Holdings, Inc.                     19,475
      4,599         Ultratech Stepper, Inc.                             65,536
      5,261         UniFirst Corporation                                59,186
      8,827 (1)     Waters Corporation                                 840,772
      5,164         Zions Bancorp                                      214,951
                                                                    __________

                    Total investments                               $5,426,907
                                                                    ==========



             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                March 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2) In December 1999, Smart Modular Technologies, Inc. (Smart Modular), one of the Trust's original holdings, was acquired by Solectron Corporation (Solectron). Each shareholder of Smart Modular received .51 shares of Solectron for each share of Smart Modular held. Subsequent to the acquisition, Solectron effected a two for one stock split.

(3) In September 1999, Richfood Holdings, Inc. (Richfood), one of the Trust's original holdings, was acquired by Supervalu Inc. (Supervalu). Each shareholder of Richfood received .8239 shares of Supervalu for each share of Richfood held.



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                         Year ended March 31,    to March 31,
                                            2000       1999         1998

Dividends                                  $22,906       43,292       39,551

Expenses:
  Trustee's fees and related expenses      (10,547)     (28,064)     (13,152)
  Evaluator's fees                          (1,678)      (3,139)      (3,443)
  Supervisory fees                          (2,013)      (3,662)      (4,270)
  Administrative fees                         (629)      (1,046)      (1,237)
  Amortization of organization and
    offering costs                          (4,326)      (4,326)      (4,148)
                                          __________________________________
  Total expenses                           (19,193)     (40,237)     (26,250)
                                          __________________________________
    Investment income - net                  3,713        3,055       13,301

Net gain (loss) on investments:
  Net realized gain (loss)                  74,061      437,080      403,246
  Change in net unrealized appreciation
    or depreciation                        408,410   (3,097,453)   3,695,364
                                          __________________________________
                                           482,471   (2,660,373)   4,098,610
                                          __________________________________
Net increase (decrease) in net assets
  resulting from operations               $486,184  (2,657,318)    4,111,911
                                          ==================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Period from
                                                                 the Initial
                                                               Date of Deposit,
                                                               April 16, 1997,
                                            Year ended March 31, to March 31,
                                              2000       1999       1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                     $3,713       3,055      13,301
  Net realized gain (loss) on investments     74,061     437,080     403,246
  Change in net unrealized appreciation
    or depreciation on investments           408,410  (3,097,453)  3,695,364
                                          __________________________________
                                             486,184  (2,657,318)  4,111,911

Units issued (1,770,129 units in 1998, net
  of deferred sales charges of $619,546)           -           -  21,248,887

Units redeemed (312,383, 730,236 and
  310,080 units in 2000, 1999 and 1998,
  respectively)                           (3,823,964) (9,425,810) (4,156,838)

Distributions to unit holders:
  Investment income - net                    (11,830)          -      (3,506)
  Principal from investment transactions    (316,177)          -           -
                                          __________________________________
                                            (328,007)          -      (3,506)
                                          __________________________________
Total increase (decrease) in net assets   (3,665,787)(12,083,128) 21,200,454

Net assets:
  At the beginning of the period
    (representing 744,960, 1,475,196 and
    15,147 units outstanding at March 31,
    1999  and 1998 and April 16,
    1997, respectively)                    9,261,986  21,345,114     144,660
                                          __________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $794,139, $630,088 and
    $634,726 at March 31, 2000, 1999 and
    1998, respectively)                   $5,596,199   9,261,986  21,345,114
                                          ==================================

Trust units outstanding at the end of
  the period                                 432,577     744,960   1,475,196



               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $21,629, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at March 31, 2000 follows:

               Unrealized appreciation                         $2,249,836
               Unrealized depreciation                         (1,243,515)
                                                               __________

                                                               $1,006,321
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on March 31, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.615% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made monthly on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                        Year ended March 31, April 16, 1997, to
                                         2000          1999    March 31, 1998

Dividend income                            $.040        $.041        .033
Expenses                                   (.034)       (.038)      (.022)
                                        _________________________________
    Investment income - net                 .006         .003        .011

Distributions to unit holders:
  Investment income - net                  (.024)          -        (.004)
  Principal from investment transactions   (.644)          -            -

Net gain (loss) on investments             1.166       (2.039)      4.912
                                        _________________________________
    Total increase (decrease) in net
      assets                                .504       (2.036)      4.919

Net assets:
  Beginning of the period                 12.433       14.469       9.550
                                        _________________________________

  End of the period                      $12.937       12.433      14.469
                                        =================================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (575,039, 1,046,284 and 1,180,758 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.024 per unit to 490,881 units on December 31, 1999, approximately $.002 per unit to 364,932 units on June 30, 1997 and approximately $.002 per unit to 1,699,975 units on December 31, 1997. Distributions to unit holders of Principal from investment transactions reflects the Trust's distribution of approximately $.644 per unit to 490,881 units on December 31, 1999. The Net gain (loss) on investments per unit during the period ended March 31, 1998 includes the effects of changes arising from issuance of 1,770,129 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,147 units ($9.550 per unit) on April 16, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 193
                        SMALL-CAP GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated May 31, 2000                                      AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                           Table of Contents

The FT Series                                             3
Risk Factors                                              3
Public Offering                                           4
Distribution of Units                                     5
The Sponsor's Profits                                     6
The Secondary Market                                      6
How We Purchase Units                                     6
Expenses and Charges                                      6
Tax Status                                                7
Retirement Plans                                          9
Rights of Unit Holders                                    9
Income and Capital Distributions                         10
Redeeming Your Units                                     11
Removing Securities from a Trust                         12
Amending or Terminating the Indenture                    13
Information on the Sponsor, Trustee and Evaluator        13
Other Information                                        14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek,

Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your

Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service

 ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $27 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

Ernst & Young LLP, independent auditors, have audited the Trusts' statements of net assets, including the schedules of investments, appearing in each Part One of this prospectus, as set forth in their report. We've included the Trusts' statements of net assets, including the schedules of investments, in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

                 This page is intentionally left blank.

Page 15


                   FIRST TRUST (registered trademark)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              May 31, 2000

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



                   Communications Growth Trust Series
                 Communications Growth Portfolio Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of communications companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing a Trust's portfolio in common stocks of communications companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities of communications companies which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                         Percent of          Percent of
Dollar Amount of Transaction             Offering            Net Amount
at Public Offering Price*                Price               Invested
____________________________             __________          __________
$ 50,000 but less than $100,000          0.25%               0.2506%
$100,000 but less than $250,000          0.50%               0.5025%
$250,000 but less than $500,000          1.00%               1.0101%
$500,000 or more                         2.00%               2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       ENERGY GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by energy companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued primarily by energy companies, which, on the Initial Date of Deposit, the Sponsor believed were positioned to take advantage of the world's increasing demand for energy, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail.

The Trusts invest in Equity Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Trusts.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Equity Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of

 ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in the Trusts.

For a discussion of American Depositary Receipts ("ADRs"), see "Risk Factors" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of          Percent of
Dollar Amount of Transaction            Offering            Net Amount
at Public Offering Price*               Price               Invested
_______________                         __________          __________
$ 50,000 but less than $100,000         0.25%               0.2506%
$100,000 but less than $250,000         0.50%               0.5025%
$250,000 but less than $500,000         1.00%               1.0101%
$500,000 or more                        2.00%               2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                       Energy Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 INVESTMENT SERVICES GROWTH TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated March 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of brokerage and investment services companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued by brokerage and investment services companies ("Equity Securities") which the Sponsor believes are experiencing record-setting earnings and profits growth. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust's portfolio is diversified with companies which are engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management or related investment advisory services. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. At the Initial Date of Deposit, the Sponsor believed that these companies had above-average growth prospects for both sales and earnings and established market shares for their services.

Although both U.S. and foreign markets have recently experienced substantial volatility and significant declines, an unprecedented long-running bull market, stable interest rates and low inflation are among the favorable factors influencing the brokerage and investment services industry's record-setting earnings/profits boom. Their stocks, historically, have outperformed market averages; and although past performance is no guarantee of future results, the Sponsor believes this trend should continue while the investment climate is favorable. Many brokerage/investment services firms are setting their prospects overseas. Industry giants with formidable multi-dimensional and global profit-generating capabilities are buying out brokerage firms in many countries, while others are entering into joint ventures with their foreign counterparts. Gaining a global foothold has, in many cases, bolstered earnings, profits and stock prices. Late in 1996, the Federal Reserve loosened its limitations on banks underwriting securities, which will allow banks to acquire brokerage firms. Brokerage firms should also benefit from recently enacted capital-gains tax cuts.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in investment banking/brokerage and investment management. Such companies include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Equity Securities included in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of      Percent of
Dollar Amount of Transaction              Offering        Net Amount
at Public Offering Price*                 Price           Invested
____________________________              __________      __________
$ 50,000 but less than $100,000           0.25%           0.2506%
$100,000 but less than $250,000           0.50%           0.5025%
$250,000 but less than $500,000           1.00%           1.0101%
$500,000 or more                          2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 Investment Services Growth Trust Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                     OUTSOURCING GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated July 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by outsourcing companies. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of outsourcing companies ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in providing specialized, vendor-supplied services, such as temporary staffing, information technology services, electronics manufacturing services, and industrial services. Companies in this field are subject to rapidly changing technology, cyclical market patterns, evolving industry standards, economic recession in the industries they service, shifting corporate trends regarding the hiring of vendors and general stock market volatility. An unexpected change in one or more of the foregoing factors may have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of       Percent of
Dollar Amount of Transaction            Offering         Net Amount
at Public Offering Price*               Price            Invested
_______________                         __________       __________
$ 50,000 but less than $100,000         0.25%            0.2506%
$100,000 but less than $250,000         0.50%            0.5025%
$250,000 but less than $500,000         1.00%            1.0101%
$500,000 or more                        2.00%            2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                     Outsourcing Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      SMALL-CAP GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated July 31, 2000                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of 40 small capitalization companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of 40 small capitalization companies which, on the Initial Date of Deposit, the Sponsor believed had substantial growth potential ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Trusts may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of     Percent of
Dollar Amount of Transaction            Offering       Net Amount
at Public Offering Price*               Price          Invested
_______________                         __________     __________
$ 50,000 but less than $100,000         0.25%          0.2506%
$100,000 but less than $250,000         0.50%          0.5025%
$250,000 but less than $500,000         1.00%          1.0101%
$500,000 or more                        2.00%          2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Small-Cap Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors



                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series
193 COMMUNICATIONS GROWTH TRUST SERIES; ENERGY GROWTH TRUST, SERIES 2; INVESTMENT SERVICES GROWTH TRUST SERIES; OUTSOURCING GROWTH TRUST SERIES ; SMALL-CAP 50 GROWTH, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2000.

                     The First Trust Special Situations Trust
                       Series 193
                     COMMUNICATIONS GROWTH TRUST SERIES
                       ENERGY GROWTH TRUST, SERIES 2
                       INVESTMENT SERVICES GROWTH TRUST SERIES
                       OUTSOURCING GROWTH TRUST SERIES
                       SMALL-CAP 50 GROWTH
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    July 31, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated July 9, 2000 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust Series dated July 26, 2000.



                                        ERNST & YOUNG LLP





Chicago, Illinois
July 25, 2000